Environmental Obligations - Reserves (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Environmental Remediation Obligations [Abstract]
Environmental reserves, current	$ 0.6	$ 0.5
Environmental reserves, long-term	6.1	6.4
Total environmental reserves	$ 6.7	$ 6.9	$ 6.4